File Number 33-21534
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to the Enterprise Accumulation Trust Prospectus dated ay 1, 2003.

This information reflects changes to the Prospectus sections, "Enterprise Small Company Growth Portfolio", "Enterprise Small
Company Value Portfolio", and "The Portfolio Managers".

Under the "Small Company Growth Portfolio Profile" section, the
Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Growth Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Portfolio invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Portfolio Manager looks for sales growth in excess of 15% for three to five years and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Under the "Small Company Value Portfolio Profile" section, the
Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Value Portfolio normally invests at least
80% of its net assets in small capitalization stocks. The Portfolio invests in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

In "The Portfolio Managers" section, under the "Small Company
Growth Portfolio", the paragraph under "Portfolio Managers" is replaced with the following effective immediately:

Walter T. Prendergast, Managing Director of Witter, is responsible for the day-to-day management of the Portfolio. Mr. Prendergast joined Witter in 2003 and was previously employed as managing director of Weiss, Peck and Greer Investments LLC since 1996.

September 4, 2003
File Number 33-21534
Amendment to the Statement of Additional Information
By Supplement
Pursuant to Rule 497(e)

Supplement to the Enterprise Accumulation Trust Statement of
Additional Information dated May 1, 2003.

This information reflects changes to the section, "Investment Strategies".

Under the "Investment Strategies" section, the "Small Company
Growth Portfolio" paragraph is replaced with the following effective immediately:

The Small Company Growth Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Portfolio invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Portfolio Manager looks for sales growth in excess of 15% for three to five years and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Under the "Investment Strategies" section, the first paragraph under "Small Company Value Portfolio" is replaced with the following effective immediately:

The Small Company Value Portfolio normally invests at least 80% of its net assets in small capitalization stocks. The Portfolio invests in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

September 4, 2003